Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 13 Commitments and Contingencies
Purchase Obligations
U.S. Cellular has obligations payable under non-cancellable contracts, commitments for device purchases, network facilities and transport services, agreements for software licensing, long-term marketing programs, as well as certain agreements to purchase goods or services. For certain contracts, U.S. Cellular calculates its obligation based on termination fees that can be paid to exit the contract. Future minimum payments required under these commitments as of December 31, 2019 are as follows:

Purchase Obligations
(Dollars in millions)
2020	$924
2021	436
2022	748
2023	61
2024	39
Thereafter	36
Total	$2,244

Subsequent to December 31, 2019, U.S. Cellular committed to purchase assets in the amount of $146 million, subject to regulatory approval. This amount is not included in the 2020 purchase obligations above, which are stated as of December 31, 2019.
Indemnifications
U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties. The terms of the indemnifications vary by agreement. The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction. U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time. Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.
Legal Proceedings
U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts. If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss. If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued. The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events. The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures. The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements. U.S. Cellular has recorded no accrual with respect to legal proceedings and unasserted claims as of December 31, 2019 and 2018, respectively.
In April 2018, the United States Department of Justice (DOJ) notified U.S. Cellular and its parent, TDS, that it was conducting inquiries of U.S. Cellular and TDS under the federal False Claims Act relating to U.S. Cellular’s participation in wireless spectrum license auctions 58, 66, 73 and 97 conducted by the FCC. U.S. Cellular is/was a limited partner in several limited partnerships which qualified for the 25% bid credit in each auction. The investigation arose from civil actions under the Federal False Claims Act brought by private parties in the U.S. District Court for the Western District of Oklahoma. In November and December 2019, following the DOJ’s investigation, the DOJ informed TDS and U.S. Cellular that it would not intervene in the above referenced actions. In addition, on December 5, 2019, the District Court unsealed the complaints. The private party plaintiffs have advised TDS and U.S. Cellular of their intent to pursue the matter and intent to serve the complaint on TDS and U.S. Cellular within the required 90 days of the Court’s unsealing of the complaint. U.S. Cellular believes that its arrangements with the limited partnerships and the limited partnerships’ participation in the FCC auctions complied with applicable law and FCC rules. At this time, U.S. Cellular cannot predict the outcome of any proceeding.